Capital Management (Details) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of objectives, policies and processes for managing capital [abstract]
Total liabilities		$ 217,352,838	$ 229,024,452
Total equity		212,817,851	176,836,313	$ 180,661,073	$ 173,986,932
Interest-bearing debts		$ 114,032,386	$ 124,789,343
Debt-to-equity ratio		102.00%	130.00%
Interest-bearing debt-to-equity ratio		54.00%	71.00%
Net debt-to-equity ratio	[1]	4.00%	25.00%

[1]	Net debt-to-equity ratio is defined as interest-bearing debts less cash and cash equivalents divided by total equity.